Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Earned Revenue
Earned premium revenue consisted of premium revenue and capitation revenue for the three and nine months ended September 30, 2021 and 2020 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Premium	$278,753	$224,292	$836,901	$651,650
Capitation	14,522	21,199	32,113	62,063

	$293,275	$245,491	$869,014	$713,713

Earned premium revenue consisted of premium revenue and capitation revenue as of December 31, 2020 and 2019:

	2020	2019
Premium	$873,058	$629,404
Capitation	82,335	124,569

	$955,393	$753,973

Schedule of Property and Equipment Estimated Useful Lives
Depreciation expense is computed using the straight-line method generally based on the following estimated useful lives:

Description	Estimated Service Lives (years)
Computer and equipment	5
Office equipment and furniture	5-7
Software	3-5
Leasehold improvements	15 (or lease term, if shorter)

Depreciation expense is computed using the straight-line method generally based on the following estimated useful lives (in years):

Description	Estimated Service Lives
Computers and equipment	5
Office equipment and furniture	5–7
Software	3–5
Leasehold improvements	15 (or lease term, if shorter)

Schedule of Computation of Basic and Diluted Net Loss Per Share	The following table sets forth the computation of basic and diluted net income (loss) per share for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:

Net income (loss) attributable to common stockholders	$(45,816)	$10,846	$(147,452)	$9,139
Denominator:
Total weighted-average common shares outstanding—basic and diluted	187,253,106	164,063,787	180,125,277	160,361,748
Less: Restricted shares of common stock	9,424,234	11,807,832	10,338,735	11,613,834

Total weighted-average common shares outstanding, net of restricted shares of common stock—basic and diluted	177,828,872	152,255,955	169,786,542	148,747,914
Net income (loss) per share:
Net income (loss) per share—basic and diluted	$(0.26)	$0.07	$(0.87)	$0.06

Schedule of Unaudited Pro Forma Basic and Diluted Net Loss per Share Attributed to Common Stockholders
Unaudited pro forma basic and diluted net loss per share attributed to common stockholders is calculated as follows:

Year Ended December 31, 2020
(in thousands except for share and per share data) (Unaudited)
Numerator:
Pro forma net loss attributable to common stockholders	$(22,926)
Denominator:
Total weighted-average common shares outstanding—basic and diluted	—
Pro forma adjustment to reflect the assumed exchange of Outstanding Units upon the Conversion	152,132,299

Pro forma total weighted-average common shares outstanding—basic and diluted	152,132,299
Net loss per share:
Pro forma net loss per share attributable to common stockholders—basic and diluted	$(0.15)

Schedule of Computation of Diluted Net Loss Per Share
In addition to the restricted shares of common stock, we also excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net income (loss) per share as of September 30, 2021 and 2020:

	September 30,
	2021	2020
Stock options	11,165,009	—
Restricted stock units	1,692,512	—

Total	12,857,521	—